Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2017
Registrant Name	MFS SERIES TRUST I
Central Index Key	0000798244
Amendment Flag	false
Document Creation Date	Dec. 28, 2017
Document Effective Date	Dec. 29, 2017
Prospectus Date	Dec. 29, 2017
MFS® Core Equity Fund | A
Prospectus:
Trading Symbol	MRGAX
MFS® Core Equity Fund | R4
Prospectus:
Trading Symbol	MRGJX
MFS® Core Equity Fund | B
Prospectus:
Trading Symbol	MRGBX
MFS® Core Equity Fund | C
Prospectus:
Trading Symbol	MRGCX
MFS® Core Equity Fund | I
Prospectus:
Trading Symbol	MRGRX
MFS® Core Equity Fund | R1
Prospectus:
Trading Symbol	MRGGX
MFS® Core Equity Fund | R2
Prospectus:
Trading Symbol	MRERX
MFS® Core Equity Fund | R3
Prospectus:
Trading Symbol	MRGHX
MFS® Core Equity Fund | R6
Prospectus:
Trading Symbol	MRGKX
MFS® Low Volatility Equity Fund | A
Prospectus:
Trading Symbol	MLVAX
MFS® Low Volatility Equity Fund | B
Prospectus:
Trading Symbol	MLVBX
MFS® Low Volatility Equity Fund | C
Prospectus:
Trading Symbol	MLVGX
MFS® Low Volatility Equity Fund | I
Prospectus:
Trading Symbol	MLVHX
MFS® Low Volatility Equity Fund | R1
Prospectus:
Trading Symbol	MLVMX
MFS® Low Volatility Equity Fund | R2
Prospectus:
Trading Symbol	MLVOX
MFS® Low Volatility Equity Fund | R3
Prospectus:
Trading Symbol	MLVPX
MFS® Low Volatility Equity Fund | R4
Prospectus:
Trading Symbol	MLVRX
MFS® Low Volatility Equity Fund | R6
Prospectus:
Trading Symbol	MLVTX
MFS® Low Volatility Global Equity Fund | A
Prospectus:
Trading Symbol	MVGAX
MFS® Low Volatility Global Equity Fund | B
Prospectus:
Trading Symbol	MVGBX
MFS® Low Volatility Global Equity Fund | C
Prospectus:
Trading Symbol	MVGCX
MFS® Low Volatility Global Equity Fund | I
Prospectus:
Trading Symbol	MVGIX
MFS® Low Volatility Global Equity Fund | R1
Prospectus:
Trading Symbol	MVGJX
MFS® Low Volatility Global Equity Fund | R2
Prospectus:
Trading Symbol	MVGKX
MFS® Low Volatility Global Equity Fund | R3
Prospectus:
Trading Symbol	MVGLX
MFS® Low Volatility Global Equity Fund | R4
Prospectus:
Trading Symbol	MVGMX
MFS® Low Volatility Global Equity Fund | R6
Prospectus:
Trading Symbol	MVGNX
MFS® New Discovery Fund | A
Prospectus:
Trading Symbol	MNDAX
MFS® New Discovery Fund | R4
Prospectus:
Trading Symbol	MNDJX
MFS® New Discovery Fund | 529A
Prospectus:
Trading Symbol	EANDX
MFS® New Discovery Fund | 529B
Prospectus:
Trading Symbol	EBNDX
MFS® New Discovery Fund | 529C
Prospectus:
Trading Symbol	ECNDX
MFS® New Discovery Fund | B
Prospectus:
Trading Symbol	MNDBX
MFS® New Discovery Fund | C
Prospectus:
Trading Symbol	MNDCX
MFS® New Discovery Fund | I
Prospectus:
Trading Symbol	MNDIX
MFS® New Discovery Fund | R1
Prospectus:
Trading Symbol	MNDGX
MFS® New Discovery Fund | R2
Prospectus:
Trading Symbol	MNDRX
MFS® New Discovery Fund | R3
Prospectus:
Trading Symbol	MNDHX
MFS® New Discovery Fund | R6
Prospectus:
Trading Symbol	MNDKX
MFS® Research International Fund | A
Prospectus:
Trading Symbol	MRSAX
MFS® Research International Fund | R4
Prospectus:
Trading Symbol	MRSJX
MFS® Research International Fund | 529A
Prospectus:
Trading Symbol	EARSX
MFS® Research International Fund | 529B
Prospectus:
Trading Symbol	EBRIX
MFS® Research International Fund | 529C
Prospectus:
Trading Symbol	ECRIX
MFS® Research International Fund | B
Prospectus:
Trading Symbol	MRIBX
MFS® Research International Fund | C
Prospectus:
Trading Symbol	MRICX
MFS® Research International Fund | I
Prospectus:
Trading Symbol	MRSIX
MFS® Research International Fund | R1
Prospectus:
Trading Symbol	MRSGX
MFS® Research International Fund | R2
Prospectus:
Trading Symbol	MRSRX
MFS® Research International Fund | R3
Prospectus:
Trading Symbol	MRSHX
MFS® Research International Fund | R6
Prospectus:
Trading Symbol	MRSKX
MFS® Technology Fund | A
Prospectus:
Trading Symbol	MTCAX
MFS® Technology Fund | R4
Prospectus:
Trading Symbol	MTCJX
MFS® Technology Fund | B
Prospectus:
Trading Symbol	MTCBX
MFS® Technology Fund | C
Prospectus:
Trading Symbol	MTCCX
MFS® Technology Fund | I
Prospectus:
Trading Symbol	MTCIX
MFS® Technology Fund | R1
Prospectus:
Trading Symbol	MTCKX
MFS® Technology Fund | R2
Prospectus:
Trading Symbol	MTERX
MFS® Technology Fund | R3
Prospectus:
Trading Symbol	MTCHX
MFS® Technology Fund | R6
Prospectus:
Trading Symbol	MTCLX
MFS® U.S. Government Cash Reserve Fund | A
Prospectus:
Trading Symbol	MSRXX
MFS® U.S. Government Cash Reserve Fund | 529B
Prospectus:
Trading Symbol	MRBXX
MFS® U.S. Government Cash Reserve Fund | 529C
Prospectus:
Trading Symbol	MRCXX
MFS® U.S. Government Cash Reserve Fund | B
Prospectus:
Trading Symbol	MCRXX
MFS® U.S. Government Cash Reserve Fund | C
Prospectus:
Trading Symbol	MCCXX
MFS® U.S. Government Cash Reserve Fund | R1
Prospectus:
Trading Symbol	CRVXX
MFS® U.S. Government Cash Reserve Fund | R2
Prospectus:
Trading Symbol	CRMXX
MFS® U.S. Government Cash Reserve Fund | R3
Prospectus:
Trading Symbol	CRJXX
MFS® U.S. Government Cash Reserve Fund | R4
Prospectus:
Trading Symbol	CRKXX
MFS® U.S. Government Cash Reserve Fund | 529A
Prospectus:
Trading Symbol	MACXX
MFS® Value Fund | A
Prospectus:
Trading Symbol	MEIAX
MFS® Value Fund | R4
Prospectus:
Trading Symbol	MEIJX
MFS® Value Fund | 529A
Prospectus:
Trading Symbol	EAVLX
MFS® Value Fund | 529B
Prospectus:
Trading Symbol	EBVLX
MFS® Value Fund | 529C
Prospectus:
Trading Symbol	ECVLX
MFS® Value Fund | B
Prospectus:
Trading Symbol	MFEBX
MFS® Value Fund | C
Prospectus:
Trading Symbol	MEICX
MFS® Value Fund | I
Prospectus:
Trading Symbol	MEIIX
MFS® Value Fund | R1
Prospectus:
Trading Symbol	MEIGX
MFS® Value Fund | R2
Prospectus:
Trading Symbol	MVRRX
MFS® Value Fund | R3
Prospectus:
Trading Symbol	MEIHX
MFS® Value Fund | R6
Prospectus:
Trading Symbol	MEIKX